Financial instruments - fair values and risk management - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial instruments - fair values and risk management
Carrying amounts - non-derivative financial liabilities	$ 29,134	$ 31,708
Contractual cash flows - non-derivative financial liabilities	29,147	31,704
Carrying amounts - derivative financial liabilities	30,675	40,510
Contractual cash flows - derivative financial liabilities	0
3 months or less
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	28,314	30,830
Contractual cash flows - derivative financial liabilities	0
Between 3 - 12 months
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	722	437
Contractual cash flows - derivative financial liabilities	21,560
Between 1 - 5 years
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	111	437
Contractual cash flows - derivative financial liabilities	9,115	40,510
Lease liabilities
Financial instruments - fair values and risk management
Carrying amounts - non-derivative financial liabilities	881	1,187
Contractual cash flows - non-derivative financial liabilities	894	1,183
Lease liabilities | 3 months or less
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	61	309
Lease liabilities | Between 3 - 12 months
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	722	437
Lease liabilities | Between 1 - 5 years
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	111	437
Trade and other payables
Financial instruments - fair values and risk management
Carrying amounts - non-derivative financial liabilities	28,253	30,521
Contractual cash flows - non-derivative financial liabilities	28,253	30,521
Trade and other payables | 3 months or less
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	28,253	30,521
Share Warrant Obligations
Financial instruments - fair values and risk management
Carrying amounts - derivative financial liabilities	2,430	13,035
Share Warrant Obligations | Between 1 - 5 years
Financial instruments - fair values and risk management
Contractual cash flows - derivative financial liabilities	2,430	13,035
Put option liability
Financial instruments - fair values and risk management
Carrying amounts - derivative financial liabilities	28,245	27,475
Put option liability | Between 3 - 12 months
Financial instruments - fair values and risk management
Contractual cash flows - derivative financial liabilities	21,560
Put option liability | Between 1 - 5 years
Financial instruments - fair values and risk management
Contractual cash flows - derivative financial liabilities	$ 6,685	$ 27,475